Defined benefit plans - Movement in Defined Benefit Obligation (Details) - Present value of defined benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning defined benefit obligation as of January 1	$ 14,766	$ 11,848	$ 5,841
Current service cost	1,307	893	808
Interest expense on defined benefit obligation	44	17	19
Contributions paid by employees	878	612	378
Benefits (paid)/deposited	2,371	1,783	3,050
Remeasurement (gain)/loss on defined benefit obligation	(3,107)	57	854
Other	(58)	(18)	0
Foreign currency exchange (gains)/losses	14	(426)	898
Ending defined benefit obligation as of December 31	$ 16,215	$ 14,766	$ 11,848